Long-Term Debt - Additional Information - Tordis Loan Facility (Detail) - USD ($)		1 Months Ended	12 Months Ended
	May 26, 2017	Apr. 30, 2015	Dec. 31, 2017
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 2.2%
Line of credit facility expiration date			Dec. 31, 2018
Minimum liquidity of Partnership			$ 22,000,000
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio			2.50%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 1.9%.
Long term debt interest rate percentage	2.20%
Line of credit facility expiration date	Dec. 31, 2024
Tordis Knutsen [Member]
Debt Instrument [Line Items]
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		2.50%
Tordis Knutsen [Member]
Debt Instrument [Line Items]
Final balloon payment to be paid		$ 70,800,000
Line of credit facility expiration date		Nov. 30, 2021
Minimum liquidity of Partnership		$ 22,000,000
Tordis Knutsen [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		1,000,000
Tordis Knutsen [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,500,000
Tordis Knutsen [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 1.9%
Long term debt interest rate percentage		1.90%